Other Financial Assets at Fair Value Through Profit or Loss - Parent - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 434	£ 676
Debt securities
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	85	112
Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	7,888	4,190
Santander UK Group Holdings plc | Debt securities
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 7,888	£ 4,190